COMMITMENTS AND CONTINGENCIES (Details Narrative)	9 Months Ended
Mar. 31, 2022
COMMITMENTS AND CONTINGENCIES
Lessee, Operating Lease, Term of Contract	12 years
Lessee, Operating Lease, Description	The Company leases its corporate office located at 8565 S. Eastern Ave. #150, Las Vegas, Nevada. The initial lease term is for 12 months commencing on September 8, 2019 after which the term is on a month-to-month basis. After the initial term, the Company may cancel the lease agreement at any time by providing 30 days written notice. The Company has elected the short-term lease practical expedient of 12 months and has not recorded a lease.